OPERATING SEGMENTS (Schedule of Reporting on Operating Segments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Revenues	$ 127,187	$ 114,469	$ 102,825
Gross profit	49,737	41,472	32,088
Unallocated corporate expenses	(26,953)	(22,213)	(26,644)
Finance income, net	197	1,082	(274)
Income before taxes on income	22,981	20,341	7,170
Proprietary Products [Member]
Disclosure of operating segments [line items]
Revenues	97,696	90,784	79,559
Gross profit	45,271	37,988	28,224
Distribution [Member]
Disclosure of operating segments [line items]
Revenues	29,491	23,685	23,266
Gross profit	$ 4,466	$ 3,484	$ 3,864